Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of many of Navios Partners’ financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Restricted cash: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Other investments: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

Amounts due from related parties, long-term: The carrying amount of due from related parties, long-term reported in the condensed Consolidated Balance Sheets approximates its fair value as it represents the net present value of the related receivable.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Senior unsecured bonds, net: The book value has been adjusted to reflect the net presentation of deferred finance costs and bond premium. The 2030 Bonds are a fixed-rate borrowing and its carrying value approximates its fair value.

Credit facilities and financial liabilities, including current portion, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate credit facilities and financial liabilities continues to approximate its fair value, excluding the effect of any deferred finance costs.

Fair value of derivatives, including current portion: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest rate swap agreements represent their fair value.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2026		December 31, 2025
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$352,624	$352,624	$402,783	$402,783
Restricted cash	$189	$189	$186	$186
Other investments	$116,480	$116,480	$10,483	$10,483
Amounts due from related parties, short-term	$1,960	$1,960	$1,720	$1,720
Amounts due from related parties, long-term	$7,142	$7,142	$7,142	$7,142
Amounts due to related parties, short-term	$(36,221)	$(36,221)	$(23,484)	$(23,484)
Senior unsecured bonds, net	$(324,906)	$(338,587)	$(294,392)	$(299,814)
Credit facilities and financial liabilities, including current portion, net	$(1,627,843)	$(1,649,725)	$(1,535,334)	$(1,557,238)
Fair value of derivatives, including current portion	$(565)	$(565)	$(2,261)	$(2,261)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2026 and December 31, 2025.

	Fair Value Measurements as at June 30, 2026
	Total	Level I	Level II	Level III
Cash and cash equivalents	$352,624	$352,624	$—	$—
Restricted cash	$189	$189	$—	$—
Other investments	$116,480	$116,480	$—	$—
Amounts due from related parties, short-term	$1,960	$—	$1,960	$—
Amounts due from related parties, long-term	$7,142	$—	$7,142	$—
Amounts due to related parties, short-term	$(36,221)	$—	$(36,221)	$—
Senior unsecured bonds, net	$(338,587)	$(338,587)	$—	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,649,725)	$—	$(1,649,725)	$—

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$402,783	$402,783	$—	$—
Restricted cash	$186	$186	$—	$—
Other investments	$10,483	$10,483	$—	$—
Amounts due from related parties, short-term	$1,720	$—	$1,720	$—
Amounts due from related parties, long-term	$7,142	$—	$7,142	$—
Amounts due to related parties, short-term	$(23,484)	$—	$(23,484)	$—
Senior unsecured bonds, net	$(299,814)	$(299,814)	$—	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,557,238)	$—	$(1,557,238)	$—

(1)
The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

As at March 31, 2026, the estimated fair value of the Company’s vessel measured at fair value on a non-recurring basis, was based on the concluded sale price and was categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at March 31, 2026
	Total	Level I	Level II	Level III
Vessels, net	$10,088	$—	$10,088	$—

As at June 30 and March 31, 2025, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis was categorized based upon the applicable fair value hierarchy. The fair value as at June 30, 2025 was determined based on a third party valuation report and the fair value as at March 31, 2025 was determined based on the concluded sale price.

	Fair Value Measurements as at June 30, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$30,000	$—	$30,000	$—

	Fair Value Measurements as at March 31, 2025
	Total	Level I	Level II	Level III
Vessel held for sale	$8,051	$—	$8,051	$—

Derivative Instruments

In February 2025, Navios Partners entered into interest rate swaps with a commercial bank for a notional amount of $87,860 (the “Swap Transaction”) to hedge the interest rate of its existing credit facility. Under the terms of the Swap Transaction, Navios Partners pays a fixed rate of 412 bps per annum and receives a floating rate based on the three month average of the daily Compounded SOFR. No additional collateral is required under the terms of the Swap Transaction.

The Swap Transaction is designated as an accounting hedge of the variability in cash flows associated with a forecasted transaction (cash flow hedge) to address the Company’s exposure to variability in expected future cash flows arising from interest rate fluctuations. In accordance with ASC 815, the Company completed the required formal hedge documentation at the inception of the hedging relationship. As a result, the Swap Transaction qualifies for hedge accounting. Changes in the fair value of the Swap Transaction that are determined to be effective are presented under the caption “Accumulated Other Comprehensive Loss” in the condensed Consolidated Balance Sheets and condensed Consolidated Statements of Changes in Partners’ Capital.

As of June 30, 2026 and December 31, 2025, the fair value of the Swap Transaction amounted to an accumulated loss of $565 and $2,261, respectively. As of June 30, 2026, the amounts of $189 and $376 are presented under the captions “Fair value of derivatives, current” and “Fair value of derivatives, non-current”, respectively, in the condensed Consolidated Balance Sheets. As of December 31, 2025, the amounts of $646 and $1,615 are presented under the captions “Fair value of derivatives, current” and “Fair value of derivatives, non-current”, respectively, in the condensed Consolidated Balance Sheets.

The following table presents the terms of the Swap Transaction and the respective fair value amount as of June 30, 2026 and December 31, 2025. The fair value of the Swap Transaction is measured using level II inputs of the fair value hierarchy and is derived principally from, or corroborated by, observable market data, such as interest rate and yield curves.

Derivative liabilities:

Effective date	Termination date	Notional amount on effective date	Fixed rate	Fair value as at June 30, 2026 (Level II)	Fair value as at December 31, 2025 (Level II)
1/27/2025	3/26/2029	$87,860	4.12%	$565	$2,261
Total fair value of derivatives, including current portion				$565	$2,261

	Amount recognized in other comprehensive income/ (loss)
	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Unrealized gain/ (loss) on cash flow hedges	$971	$(543)	$1,696	$(2,314)
Total other comprehensive income/ (loss)	$971	$(543)	$1,696	$(2,314)

As of June 30, 2026 and December 31, 2025, the Company did not hold any interest rate swaps that do not qualify for hedge accounting.